Reserve for Share-Based Payments	6 Months Ended
Dec. 31, 2024
Reserve For Share-based Payments
Reserve for Share-Based Payments

15.	Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 2,406,732 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at December 31, 2024, the Company had 1,598,961 common shares available for issuance under the Option Plan.

The following summarizes the stock option activity for the six months ended December 31, 2024 and 2023:

	2024		2023
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	#	$	#	$
Outstanding, beginning of period	807,771	3.96	1,462,407	7.53
Granted	—	—	250,000	USD 2.25
Cancelled	—	—	(228,489)	USD 7.50
Cancelled	—	—	(50,000)	USD 2.50
Outstanding, end of period	807,771	4.14	1,433,918	6.50
Exercisable, end of period	682,771	4.30	1,183,918	7.24

Option activities for the six months ended December 31, 2023

On July 14, 2023, the Company granted 250,000 options to an officer. The options are exercisable at a price of USD $2.25 per common share for a period of three years. 25% of the options will vest six months from the grant date, 25% will vest 12 months from the grant date, with the remainder to vest 18 months from the grant date. The options were valued using Black-Scholes with the following assumptions: expected volatility of 150% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.30%, forfeiture rate of 20% and an expected life of three years. The grant date fair value attributable to these options was $447,577, of which $222,068 was recorded as stock-based compensation in connection with the vesting of these options during the six months ended December 31, 2023.

On July 29, 2023, 228,489 options exercisable at USD $7.50 and 50,000 options exercisable at USD $2.50, respectively, were cancelled. As a result, an amount of $1,385,406 was reallocated from share-based payments reserve to accumulated deficit.

Option activities for the six months ended December 31, 2024

No options were granted during the six months ended December 31, 2024. The Company recorded stock-based compensation of $79,617 in connection with the vesting of 250,000 options previously granted on July 14, 2023.

The following table summarizes information of stock options outstanding and exercisable as at December 31, 2024:

				Weighted average
	Number of options	Number of options		remaining
Date of Expiry	outstanding	exercisable	Exercise price	contractual life
	#	#	$	Years
July 17, 2026	250,000	125,000	USD 2.25	1.55
November 18, 2026	97,771	97,771	USD 7.50	1.88
January 30, 2028	300,000	300,000	USD 2.50	3.08
May 24, 2029	160,000	160,000	2.50	4.40
	807,771	682,771	4.14	2.72